Consolidated Income Statement - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Profit or loss [abstract]
Revenue	$ 4,914.0	$ 4,707.9
Cost of sales	3,523.2	3,407.8
Gross profit	1,390.8	1,300.1
Research and development expenses	144.0	123.2
Selling, general and administrative expenses	624.3	565.4
Other (gains) and losses	8.5	(13.3)
Share of after-tax profit of equity accounted investees	(82.7)	(88.3)
Restructuring, integration and acquisition costs	84.4	56.5
Gain on remeasurement of previously held equity interest	0.0	(72.6)
Operating income	612.3	729.2
Finance expense – net	212.1	215.5
Earnings before income taxes	400.2	513.7
Income tax expense	77.5	98.7
Net income	322.7	415.0
Attributable to:
Equity holders of the Company	313.1	405.3
Non-controlling interests	$ 9.6	$ 9.7
Earnings per share attributable to equity holders of the Company
Basic (in dollars per share)	$ 0.98	$ 1.27
Diluted (in dollars per share)	$ 0.97	$ 1.27